SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB Municipal Income Fund II

(Exact name of registrant as specified in charter)

AllianceBernstein L.P.

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Date of fiscal year end: May 31

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:  811-07618

Registrant Name:  AB Municipal Income Fund II

Reporting Period:  07/01/2018 - 06/30/2019

AB Arizona Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB Massachusetts Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB Minnesota Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB New Jersey Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB Ohio Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB Pennsylvania Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

AB Virginia Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AB Municipal Income Fund II

		By:	Robert M. Keith*
Chief Executive Officer

		Date:	August 29, 2019

*By:	/s/ Nancy E. Hay
Nancy E. Hay
(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund, Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment Fund, Inc.

-AB Global Risk Allocation Fund, Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic Fund, Inc.

-AB Sustainable International Thematic Fund, Inc.

-AB Trust

-AB Unconstrained Bond Fund, Inc.

-AB Variable Products Series Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.

/s/ Robert M. Keith
Robert M. Keith

Dated: May 3, 2018